Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2021	2020

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	567,000	615,000
Total debt		$567,000	$615,000
Less deferred financing fees		(5,034)	(7,319)
Total debt, net of deferred finance costs		$561,966	$607,681
Less current portion, net of deferred financing fees		$(45,947)	$(45,715)

Long-term debt, net of current portion and deferred financing fees		$516,019	$561,966

$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)

On September 18, 2019, Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited and Solana Holding Ltd., wholly owned by the Partnership, as co-borrowers, entered into a syndicated $675.0 million senior secured term loan, the $675 Million Credit Facility, with leading international banks. On September 25, 2019, the amount of $675.0 million was drawn under the $675 Million Credit Facility and the Partnership repaid in full the indebtedness outstanding under the $480 Million Senior Secured Term Loan Facility of $470.4 million; and on October 30, 2019, the remaining amount of $204.6 million plus cash on hand was used to repay the $250 Million Senior Unsecured Notes due 2019.

5. Long-Term Debt (continued):

The $675 Million Credit Facility bears interest at U.S. LIBOR (in case LIBOR is less than zero, LIBOR shall be deemed to be zero) plus 3.00% margin and is secured by, among other things, first priority mortgages on the six LNG vessels in the Partnership's fleet.

The $675 Million Credit Facility is repayable over five years in 20 consecutive quarterly payments plus a balloon payment in the fifth year.

The $675 Million Credit Facility contains financial covenants that require the Partnership to:

•	meet a specified minimum ratio of Cash and Cash Equivalents to Total Liabilities;
•	meet a specified maximum ratio of Total Liabilities to the Market Value Adjusted Total Assets; and
•	maintain a minimum liquidity of $50.0 million in a restricted Cash Collateral Account.

The $675 Million Credit Facility restricts the Partnership from declaring or making any distributions to its common unit-holders while borrowings are outstanding. Scheduled distributions to the preferred unit-holders under the existing Series A Preferred Units and Series B Preferred Units are not restricted provided there is no event of default while the $675 Million Credit Facility remains outstanding.

The $675 Million Credit Facility also contains covenants that require the Partnership to:

•	prevent the direct or indirect use of any of its mortgaged vessels by, or for the benefit of, any Prohibited Person or any person owned or controlled by any Prohibited Person in accordance with country-wide or territory wide Sanctions;
•	procure that no proceeds, funds or benefit from any activity or dealing with or involving a Prohibited Person will be used in discharging any obligation due to its lenders;
•	enter into an approved time charter commitment following the cancellation, rescission, frustration or withdrawal from the original charter party, if a vessel is withdrawn from service under a time charter before the time charter’s scheduled expiration, which in the opinion of the Agent of the $675 Million Credit Facility will be under not less favorable terms to the Partnership and the Lenders than those of the original charter party.

As of December 31, 2021, the Partnership was in compliance with all financial and non-financial covenants prescribed in its $675 Million Credit Facility. In connection with the recent Russian conflicts with Ukraine and the numerous sanctions imposed to Russia, as described in Note 13, the Partnership evaluated the terms of its $675 Million Credit Facility and concluded that as of the date of the issuance of these consolidated financial statements, the Partnership is in compliance with the terms of the facility.

The annual principal payments for the Partnership’s outstanding $675 Million Credit Facility as at December 31, 2021, required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2022	48,000
2023	48,000
2024	471,000
Total long-term debt	$567,000

The weighted average interest rate on the Partnership’s long-term debt for the years ended December 31, 2021, 2020 and 2019, was 3.1%, 3.7% and 5.4%, respectively.

Total interest incurred on long-term debt for the years ended December 31, 2021, 2020 and 2019, amounted to $18,762, $24,146 and $46,638, respectively, and is included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.

Commitment fees incurred for the years ended December 31, 2021, 2020 and 2019, amounted to nil, nil and $791, respectively. Such fees are included in Interest and finance costs (Note 10) in the accompanying consolidated statements of income.